Loans and Debentures (Schedule of Movements of Reconciliation Liabilities to Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes as a result of cash flows from financing activities
Proceeds from issuance of debentures, less issuance expenses	$ 151,772	$ 52,349	$ 0
Receipt of loans	352,839	532,019	371,939
Interest paid	(52,787)	(61,615)	(41,135)
Loans and credit [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	611,811	912,359
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	0	0
Receipt of loans	352,401	534,710
Repayment of debentures and loans	(28,087)	(527,941)
Interest paid	(37,604)	(49,214)
Net cash provided by/(used in) financing activities	286,710	(42,445)
Effect of changes in foreign currency exchange rates	103,808	(18,364)
Increase Decrease Through Interest In Period	48,219	71,534
Changes in fair value, application of hedge accounting and other	(5,308)	(310)
Business combination		(310,963)
Balance as at December 31	1,045,240	611,811	912,359
Loans from holders of interests that do not confer financial control [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	141,111	129,461
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	0	0
Receipt of loans	4,576	28,380
Repayment of debentures and loans	(17,801)	(20,334)
Interest paid	(530)	(843)
Net cash provided by/(used in) financing activities	(13,755)	7,203
Effect of changes in foreign currency exchange rates	1,084	(4,619)
Increase Decrease Through Interest In Period	9,450	9,066
Changes in fair value, application of hedge accounting and other	0	0
Business combination		0
Balance as at December 31	137,890	141,111	129,461
Debentures [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	514,177	526,784
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	0	0
Receipt of loans	151,772	52,349
Repayment of debentures and loans	(152,732)	(52,631)
Interest paid	(13,877)	(10,844)
Net cash provided by/(used in) financing activities	(14,837)	(11,126)
Effect of changes in foreign currency exchange rates	67,605	(21,360)
Increase Decrease Through Interest In Period	21,403	24,194
Changes in fair value, application of hedge accounting and other	(2,334)	(4,315)
Business combination		0
Balance as at December 31	586,014	514,177	526,784
Interest SWAP contracts designated for hedging [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	12,184	(14,905)
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	5,251	2,105
Receipt of loans	0	0
Repayment of debentures and loans	0	0
Interest paid	0	0
Net cash provided by/(used in) financing activities	5,251	2,105
Effect of changes in foreign currency exchange rates	(3,971)	24,647
Increase Decrease Through Interest In Period	(2,088)	(2,937)
Changes in fair value, application of hedge accounting and other	1,666	4,278
Business combination		(1,004)
Balance as at December 31	$ 13,042	$ 12,184	$ (14,905)